Non-Controlling Interests (Details Narrative) (10-K)	12 Months Ended
Dec. 31, 2018 USD ($)
Little Big Burger LLC's [Member]
Description on non-controlling interests	The Company manages the operations of the restaurant in return for a management fee and an economic interest in the net income of the restaurant location. While terms may vary by LLC, the investor generally contributes between $250,000 and $350,000 per location and is entitled to 80% of the net income of the LLC until such time as the investor recoups the initial investment and the investor return on net income changes from 80% to 50%, and in certain cases to 20%, of net income. The Company contributes the intellectual property and management related to operating a Little Big Burger, manages the construction, opening and ongoing operations of the store in return for a 5% management fee and 20% of net income until such time as the investor recoups the initial investment and the Company return on net income changes from 20% to 50%, and in certain cases to 80%, of net income.
Just Fresh Subsidiaries [Member]
Percentage of interest holding on subsidiaries	100.00%
Minimum [Member]
Capital contribution	$ 250,000
Maximum [Member]
Capital contribution	$ 350,000
Little Big Burger LLC's [Member]
Percentage of equity interest	100.00%